Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 36,050	$ 77,443
Available-for-sale securities	12,323	9,795
Receivables, net of allowances of $1,259 and $601, respectively	104,091	73,681
Unbilled revenues on contracts in progress	77,713	58,884
Prepaid expenses and other	8,951	5,644
Prepaid taxes	7,149	4,756
Total current assets	246,277	230,203
Property, Plant and Equipment, net	20,903	16,847
Goodwill	81,598	53,441
Other intangible assets, net	22,907	14,569
Other long-term assets	8,189	6,005
Total assets	379,874	321,065
Current Liabilities
Accounts payable	44,434	38,918
Accrued employee compensation	25,786	20,638
Accrued insurance	10,580	11,992
Billings in excess of revenues on contracts in progress	24,064	18,816
Deferred income tax liability	13,659	6,405
Income taxes payable	1,113	545
Other accrued expenses	12,905	8,915
Total current liabilities	132,541	106,229
Long-term Liabilities
Deferred income tax liability	16,823	9,894
Other long-term liabilities	9,881	8,405
Total liabilities	159,245	124,528
Shareholders' Investment
Common Stock, par value $1, authorized 44,000,000 shares, issued 10,066,789 and 9,718,351, respectively	10,067	9,718
Additional paid-in capital	66,218	59,637
Retained earnings	148,605	131,301
Accumulated other comprehensive loss	(90)	(80)
Less - 501,207 and 495,537 shares of Common Stock in treasury, at cost, respectively	(4,888)	(4,761)
Total Michael Baker Corporation shareholders' investment	219,912	195,815
Noncontrolling interests	717	722
Total shareholders' investment	220,629	196,537
Total liabilities and shareholders' investment	$ 379,874	$ 321,065